Deposits	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Deposits
Deposits

Total time deposits in denominations of $100,000 or greater was $38.1 billion at Dec. 31, 2017, and $38.9 billion at Dec. 31, 2016. At Dec. 31, 2017, the scheduled maturities of all time deposits are as follows: 2018 – $40 billion; 2019 – $1 million; 2020 – $1 million; 2021 – $- million; 2022 – $- million; and 2023 and thereafter – $- million.